UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89401

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	Chief Operating Officer
Phone:	(847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	August 14, 2003

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  138

Form 13F Information Table Value Total: $1,610,917
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
Equity Office Properties $2.625	PFD CV B 5.25% 294741509	6,481   130,400         Sole	130,400         0	0
Ford $3.25	         PFD TR CV6.5%	       345395206	40,095  922,785 "       Sole	922,785"	0	0
Simon Property Group Inc.$6.50	PFD CV B 6.50% 828806406	27,834 "267,970 " 	Sole	267,970"	0	0
Tribune Co.	         COM	               896047107	39,489 "817,585 "	Sole	817,585"	0	0
CNF Trust I $2.500	 TECONS SER A 	       12612V205	2,621 "	57,280 "	Sole	57,280"	        0	0
SanDisk Corporation	 COM	               80004C101	16,837 "415,000 	Sole	415,000"	0	0
Loral Space & Comm.      COM	               G56462107	637 	208,706 	Sole	208,706"	0	0
General Motors 5.25%     DEB S R CONV B	       370442733	22,906 "1,022,600	Sole		0	0	0
General Motors 4.5%      DEB S R CONV A	       370442741	3,912 "	160,000 	Sole		0	0	0
Tyco International Ltd.	 NOTE 7/0	       000945AC9	7,256 "	7,000,000	Sole		0	0	0
AES Corporation	         SDCV 4.500% 8/1       00130HAN5	11,520 "12,500,000 "	Sole		0	0	0
"ATMI, Inc."	         NOTE 5.250% 11/1      00207RAC5	17,525 "12,950,000 "	Sole		0	0	0
Acxiom Corp.	         NOTE 3.750% 2/1       005125AB5	15,354 "13,580,000 "	Sole		0	0	0
Advanced Micro Devices	 NOTE 4.50% 12/0       007903AF4	2,585 "	2,250,000 "	Sole		0	0	0
Affiliated Computer Ser. NOTE 3.500% 2/1       008190AF7	25,013 "21,243,000 "	Sole		0	0	0
Affiliated Managers Group NOTE 5/0	       008252AC2	1,421 "	1,500,000 "	Sole		0	0	0
"Airborne, Inc."	 NOTE 5.750% 4/0       009269AB7	13,959 "12,900,000 "	Sole		0	0	0
Akamai Technologies	 NOTE 5.500% 7/0       00971TAC5	3,055 "	4,100,000 "	Sole		0	0	0
Johnson & Johnson	 SDCV 7/2	       02261WAB5	31,453 "43,775,000 "	Sole		0	0	0
American Greetings Corp. NOTE 7.00% 7/1	       026375AJ4	6,768 "	4,150,000 "	Sole		0	0	0
American Tower Corp.	 NOTE 6.250% 10/1      029912AB8	1,739 "	1,900,000 "	Sole		0	0	0
American Tower Corp.	 NOTE 5.00% 2/1	       029912AF9	2,565 "	3,000,000 "	Sole		0	0	0
Apogent Technologies	 DEBT 2.250% 10/1      03760AAE1	2,008 "	2,000,000 "	Sole		0	0	0
Atmel Corporation	 SDCV 5/2	       049513AE4	2,478 "	6,500,000 "	Sole		0	0	0
Best Buy Co.	         SDCV 2.250% 1/1       086516AF8	15,939 "15,250,000 "	Sole		0	0	0
Briggs & Stratton	 NOTE 5.000% 5/1       109043AE9	3,568 "	3,090,000 "	Sole		0	0	0
Brinker International	 DBCV 10/1	       109641AC4	11,048 "15,615,000 "	Sole		0	0	0
"CBRL Group, Inc."	 NOTE 4/0	       12489VAB2	7,191 "	14,400,000 "	Sole		0	0	0
CNET Inc.	         NOTE 5.000% 3/0       125945AC9	3,520 "	3,725,000 "	Sole		0	0	0
Carnival Corporation	 NOTE 10/2	       143658AS1	100 	155,000 "	Sole		0	0	0
Cendant Corporation	 DEBT 2/1	       151313AF0	5,470 "	8,000,000 "	Sole		0	0	0
Cendant Corporation	 DBCV 3.875% 11/2	151313AN3	7,320 "	6,900,000 "	Sole		0	0	0
Cephalon Inc.	         NOTE 2.500% 12/1	156708AE9	10,785 "11,575,000 "	Sole		0	0	0
Charles River Lab        DBCV 3.500% 2/0	159863AL3	16,141 "15,050,000 "	Sole		0	0	0
"Charming Shoppes, Inc.  NOTE 4.750% 6/0	161133AC7	11,472 "12,350,000 "	Sole		0	0	0
"Charter Communications  NOTE 5.750% 10/1	16117MAB3	3,701 "	5,345,000 "	Sole		0	0	0
"Charter Communications  NOTE 4.750% 6/0	16117MAC1	7,860 "	12,000,000 "	Sole		0	0	0
"Computer Associates Int.NOTE 5.000% 3/1	204912AR0	62,981 "52,050,000 "	Sole		0	0	0
Conexant Systems	 NOTE 4.000% 2/0	207142AF7	527 	650,000 "	Sole		0	0	0
Costco Companies Inc.	 NOTE 8/1	       22160QAC6	252 	300,000 "	Sole		0	0	0
Countrywide Financial    NOTE 2/0	       222372AE4	5,423 "	6,000,000 "	Sole		0	0	0
"Cubist Pharmaceuticals  NOTE 5.500% 11/0	229678AB3	1,600 "	2,000,000 "	Sole		0	0	0
Walt Disney Company	 NOTE 2.125% 4/1	254687AU0	57,756 "55,335,000 "	Sole		0	0	0
Duane Reade Inc.	 NOTE 2.147 % 4/1	263578AC0	8,798 "	17,000,000 "	Sole		0	0	0
EGL Inc.	         NOTE 5.000% 12/1	268484AB8	11,882 "10,400,000 "	Sole		0	0	0
ETrade Group Inc.	 NOTE 6.000% 2/0	269246AB0	1,009 "	1,030,000 "	Sole		0	0	0
ETrade Group Inc.	 NOTE 6.750% 5/1	269246AD6	13,004 "12,100,000 "	Sole		0	0	0
EDO Corp.	         NOTE 5.250% 4/1	281347AD6	6,334 "	6,250,000 "	Sole		0	0	0
El Paso Corporation	 DBCV 2/2	       28336LAC3	7,745 "	17,804,000 "	Sole		0	0	0
Elan Corp	         NOTE 12/1	       284129AC7	827 	1,490,000 "	Sole		0	0	0
Electronics For Imaging  DBCV 1.500% 6/0	284745AA4	4,121 "	4,000,000 "	Sole		0	0	0
Electronic Data Systems  (144A)		       285661AE4	17,590 "17,000,000 "	Sole		0	0	0
First American Corp      DBCV 4.50 4.500% 4/1	318522AD1	34,966 "31,860,000 "	Sole		0	0	0
First Data Corporation	 DEBT 2.00% 3/0	       319963AD6	42,649 "38,250,000 "	Sole		0	0	0
GATX Corp.	         NOTE 7.500% 2/0	361448AC7	47,040 "46,240,000 "	Sole		0	0	0
GenCorp Inc.	         NOTE 5.750% 4/1	368682AE0	10,567 "11,240,000 "	Sole		0	0	0
Genzyme Corp.	         SDCV 3.000% 5/1	372917AK0	14,418 "14,400,000 "	Sole		0	0	0
GTECH Holdings	         DBCV 1.750% 12/1	400518AB2	6,059 "	4,144,000 "	Sole		0	0	0
Harris Corp.	         DBCV 3.500 % 8/1	413875AH8	13,001 "12,080,000 "	Sole		0	0	0
Hasbro	                 DBCV 2.750% 12/0	418056AN7	14,596 "13,300,000 "	Sole		0	0	0
Health Management Ass.   SDCV 0.250%  8/1	421933AB8	161 	250,000 "	Sole		0	0	0
Hilton Hotels Corp.      NOTE 3.375% 4/1	432848AY5	1,965 "	2,000,000 "	Sole		0	0	0
Horace Mann Educators	 NOTE 1.425% 5/1	440327AG9	4,439 "	9,500,000 "	Sole		0	0	0
Internet Capital Group   NOTE 5.500% 12/2	46059CAA4	2,124 "	5,180,000 "	Sole		0	0	0
Interpublic Group of Cos.NOTE 1.870% 6/0	460690AJ9	1,097 "	1,250,000 "	Sole		0	0	0
Intevac Inc.	         NOTE 6.500% 3/0	461148AD0	10,773 "9,838,000 "	Sole		0	0	0
"I2 Technologies, Inc."	 NOTE 5.250% 12/1	465754AF6	385 	500,000 "	Sole		0	0	0
Jones Apparel Group	 NOTE 2/0	       480081AD0	4,505 "	8,200,000 "	Sole		0	0	0
Kerr McGee Corp.	 SDCV 5.250% 2/1	492386AP2	43,124 "40,115,000 "	Sole		0	0	0
Kulicke & Soffa	         NOTE 4.750% 12/1	501242AE1	1,475 "	1,850,000 "	Sole		0	0	0
Kulicke & Soffa	         NOTE 5.250% 8/1	501242AJ0	4,138 "	5,000,000 "	Sole		0	0	0
LNR Property	         NOTE 5.500 % 3/0	501940AF7	15,898 "14,000,000 "	Sole		0	0	0
Lamar Advertising	 NOTE 5.250% 9/1	512815AF8	103 	100,000 "	Sole		0	0	0
Lamar Advertising	 NOTE 2.875% 12/3	512815AG6	7,070 "	7,000,000 "	Sole		0	0	0
Lear Corp.	         NOTE 2/2	       521865AG0	10,868 "23,000,000 "	Sole		0	0	0
Legg Mason	         NOTE 6/0	       524901AG0	3,087 "	5,500,000 "	Sole		0	0	0
Lennar Corporation	 DBCV 7/2	       526057AA2	248 	252,000 "	Sole		0	0	0
Level Three Comm         NOTE 6.000% 9/1	52729NAG5	21,984 "29,910,000 "	Sole		0	0	0
Level Three Comm         NOTE 6.000% 3/1	52729NAS9	1,726 "	2,380,000 "	Sole		0	0	0
Liberty Media (MOT)	 DEB 3.500% 1/1	       530715AN1	36,529 "48,065,000 "	Sole		0	0	0
Liberty Media (VIA/B)	 DEB 3.250% 3/1	       530715AR2	5,423 "	5,202,000 "	Sole		0	0	0
"Lowe's Companies, Inc." NOTE 2/1	       548661CF2	44,259 "59,210,000 "	Sole		0	0	0
"Manpower, Inc."	 DBCV 8/1	       56418HAC4	13,193 "21,050,000 "	Sole		0	0	0
Mediacom Communications  NOTE 5.250% 7/0	58446KAA3	10,450 "11,000,000 "	Sole		0	0	0
Medicis Pharmaceuticals	 NOTE 2.500% 6/0	58470KAA2	13,390 "11,450,000 "	Sole		0	0	0
PSINET Inc.              2.94%  	       59133PAA8	1,640 "	4,000,000 "	Sole		0	0	0
Mirant Corp.	         DBCV 2.500% 6/1	604675AB4	4,470 "	6,000,000 "	Sole		0	0	0
Mirant Corp.	         NOTE 5.750% 7/1	604675AC2	7,368 "	10,640,000 "	Sole		0	0	0
NCO Group	         NOTE 4.750% 4/1	628858AB8	11,404 "11,614,000 "	Sole		0	0	0
Natural MicroSystems Cor NOTE 5.000% 10/1	638882AA8	2,980 "	4,000,000 "	Sole		0	0	0
Navistar Financial	 NOTE 4.750% 4/0	638902AM8	11,148 "11,750,000 "	Sole		0	0	0
"Network Associates, Inc.NOTE 5.250% 8/1	64123LAB7	4,762 "	4,500,000 "	Sole		0	0	0
Nortel Networks Corp.	 NOTE 4.250% 9/0	656568AB8	33,916 "39,610,000 "	Sole		0	0	0
Corning Inc.	         NOTE 4.875 % 3/0	671400AL3	41,883 "43,857,000 "	Sole		0	0	0
Odyssey Re Holdings Corp DBCV 4.375% 6/1	67612WAB4	26,316 "21,640,000 "	Sole		0	0	0
Ohio Casualty Corp       NOTE 5.000% 3/1	677240AC7	16,219 "16,300,000 "	Sole		0	0	0
PMA Capital Corp.	 DBCV 4.250% 9/3	693419AA1	16,560 "16,000,000 "	Sole		0	0	0
"PMI Group, Inc."	 DBCV 2.500% 7/1	69344MAE1	10,923 "10,670,000 "	Sole		0	0	0
J.C. Penney	         NOTE 5.000% 10/1	708160BV7	8,081 "	8,300,000 "	Sole		0	0	0
Performance Food Group Co NOTE 5.500% 10/1	713755AA4	5,667 "	4,353,000 "	Sole		0	0	0
"Photronics, Inc."	 NOTE 4.750 % 12/1	719405AC6	4,402 "	4,550,000 "	Sole		0	0	0
Providian Financial Corp NOTE 2/1	       74406AAB8	1,740 "	4,000,000 "	Sole		0	0	0
"Quanta Services, Inc."	 NOTE 4.000% 7/0	74762EAA0	1,322 "	1,605,000 "	Sole		0	0	0
Radian Group Inc.	 DBCV 2.250% 1/0	750236AF8	11,644 "11,600,000 "	Sole		0	0	0
Reebok Intl Ltd	         DBCV 4.250% 3/0	758110AE0	27,765 "25,590,000 "	Sole		0	0	0
"DaVita, Inc."	         NOTE 5.625% 7/1	759671AC4	15,155 "14,500,000 "	Sole		0	0	0
Reptron Electronics Inc. 6.75% 		       76026WAA7	1,061 "	3,166,000 "	Sole		0	0	0
Res-Care Inc.	         NOTE 6.000% 12/0	760943AC4	1,930 "	2,000,000 "	Sole		0	0	0
"Robbins & Meyers, Inc." NOTE 8.000% 1/3	770196AB9	3,587 "	3,368,000 "	Sole		0	0	0
Royal Caribbean Cruises  NOTE 2/0	       780153AK8	10,178 "23,670,000 "	Sole		0	0	0
Royal Caribbean Cruises  NOTE 5/1	       780153AM4	9,241 "	19,980,000 "	Sole		0	0	0
SPX Corporation	         NOTE 2/0	       784635AD6	8,126 "	13,000,000 "	Sole		0	0	0
"Safeguard Scientifics,  NOTE 5.000% 6/1	786449AE8	1,580 "	2,000,000 "	Sole		0	0	0
St. Mary Land & Expl.    NOTE 5.750% 3/1	792228AC2	10,444 "7,500,000 "	Sole		0	0	0
"School Specialty, Inc.  NOTE 6.000% 8/0	807863AC9	13,645 "12,000,000 "	Sole		0	0	0
Scottish Annuity & Life  NOTE 4.500% 12/0	81013RAC9	15,415 "13,050,000 "	Sole		0	0	0
Selective Insurance Group NOTE 1.616% 9/2	816300AB3	5,460 "	13,000,000 "	Sole		0	0	0
"Sepracor, Inc."	 SDCV 5.000% 2/1	817315AL8	2,826 "	3,175,000 "	Sole		0	0	0
Service Corp. Int.       NOTE 6.750% 6/2	817565AU8	14,665 "14,135,000 "	Sole		0	0	0
Silicon Valley Bancshares (144A)		827064AB2	4,684 "	5,000,000 "	Sole		0	0	0
"Sizeler Property Inv.   SDCV 9.000% 7/1	830137AB1	1,567 "	1,492,000 "	Sole		0	0	0
SpaceHab Inc.	         NOTE 8.000% 10/1	846243AC7	150 	250,000 "	Sole		0	0	0
Standard Motor Products	 SDCV 6.750% 7/1	853666AB1	6,491 "	7,335,000 "	Sole		0	0	0
Tech Data Corp.	         SDCV 2.000% 12/1	878237AC0	14,648 "15,900,000 "	Sole		0	0	0
Telefonos de Mexico	 DBCV 4.250% 6/1	879403AD5	9,247 "	8,210,000 "	Sole		0	0	0
"Teradyne, Inc."	 SDCV 3.750% 10/1	880770AD4	13,787 "13,500,000 "	Sole		0	0	0
Teva Pharmaceutical Ind. NOTE 0.750% 8/1	88163XAB1	12,583 "9,200,000 "	Sole		0	0	0
TranSwitch Corporation	 NOTE 4.500% 9/1	894065AB7	4,055 "	5,100,000 "	Sole		0	0	0
Travelers Property Cas.  4.5%	NT CV JR 2032	89420G307	1,932 "	80,500 "	Sole		0	0	0
Tyco International Ltd   DBCV 3.125% 1/1	902118BE7	3,676 "	3,338,000 "	Sole		0	0	0
"United Parcel Service,  NOTE 1.7505 9/2	911312AB2	25,654 "25,585,000 "	Sole		0	0	0
US Cellular Corp.	 NOTE 6/1	       911684AA6	25,873 "56,864,000 "	Sole		0	0	0
Universal Health Services DBCV 0.426% 6/2	913903AL4	42,327 "72,200,000 "	Sole		0	0	0
Vector Group Ltd.	 NOTE 6.250% 7/1	92240MAC2	3,629 "	4,100,000 "	Sole		0	0	0
"Foot Locker, Inc."	 NOTE 5.500% 6/0	922944AB9	5,543 "	5,085,000 "	Sole		0	0	0
ViroPharma Inc.	         NOTE 6.000% 3/0	928241AC2	474 	930,000 "	Sole		0	0	0
"World Airways, Inc."	 SDCV 8.000% 8/2	98142HAC9	12,906 "19,263,000 "	Sole		0	0	0
WPP Group PLC	         NOTE 3.000% 1/1	987425AC9	6,983 "	7,000,000 "	Sole		0	0	0
			" 1,590,284 "
COLUMN TOTALS			1,610,917